CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Operating activities
Net income	$ 134,737	$ 101,019	$ 131,175
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	41,377	36,339	49,929
Long-term investment impairment charge	3,353	0	0
Amortization of deferred charges	4,336	3,593	7,131
Amortization of seller's credit	(1,462)	(1,539)	(2,047)
Equity in earnings of associated companies	(33,328)	(39,317)	(50,902)
Gain on sale of assets and termination of charters	(25,849)	(6,131)	(8,468)
Gain on sale of investment in associated company	0	(4,064)	(4,064)
Adjustment of derivatives to market value	(7,367)	2,675	4,408
(Gain)/loss on repurchase of bonds	(129)	469	(521)
Other	(1,675)	192	67
Changes in operating assets and liabilities
Trade accounts receivable	(5,532)	(2,345)	864
Due from related parties	(38,959)	28,041	29,113
Other receivables	(979)	2,203	1,921
Inventories	(788)	(560)	(744)
Prepaid expenses and accrued income	(721)	(332)	(218)
Trade accounts payable	(22)	1,166	232
Accrued expenses	4,719	6,658	2,589
Other current liabilities	(3,460)	3,314	3,196
Net cash provided by operating activities	68,251	131,381	163,661
Investing activities
Repayments from investments in direct financing and sales-type leases	44,292	75,201	204,874
Additions to newbuildings	(67,477)	(131,240)	(156,223)
Purchase of vessels	0	(146,562)	(151,562)
Proceeds from sales of vessels and termination of charters	35,104	60,551	71,461
Proceeds from sale of investment in associated company	0	37,048	37,048
Net amounts received from associated companies	42,044	42,204	56,702
Costs of other long-term investments	0	(50,000)	(50,000)
Redemption/ (Purchase) of available for sale securities	678	(23,763)	(23,763)
Redemption of restricted cash	0	5,601	5,601
Net cash provided by/(used in) investing activities	54,641	(130,960)	(5,862)
Financing activities
Shares issued, net of issuance costs	685	0	0
Repurchase of bonds	(1,505)	(19,209)	(23,230)
Proceeds from issuance of short term and long term debt	73,622	300,570	408,592
Repayments of short-term and long-term debt	(135,219)	(178,091)	(394,747)
Debt fees paid	(1,561)	(17,636)	(17,822)
Payments in lieu of issuing shares for exercised share options	(1,478)	0	0
Cash dividends paid	(85,533)	(91,786)	(122,644)
Net cash used in financing activities	(150,989)	(6,152)	(149,851)
Net change in cash and cash equivalents	(28,097)	(5,731)	7,948
Cash and cash equivalents at start of the period	94,915	86,967	86,967
Cash and cash equivalents at end of the period	66,818	81,236	94,915
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 62,588	$ 65,213	$ 94,228